Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Institutional Trust
Entity Central Index Key	0000889512
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Class L
Shareholder Report [Line Items]
Fund Name	Western Asset Institutional Government Reserves
Class Name	Class L
Trading Symbol	LWPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Institutional Government Reserves for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class L1	$18	0.18%
[1],[2]
Expenses Paid, Amount	$ 18	[1]
Expense Ratio, Percent	0.18%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2025, the seven-day current yield for Class L shares of the Western Asset Institutional Government Reserves was 4.20% and the seven-day effective yield was 4.28%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund was positively impacted by its focus on the short-term supply/demand dynamics of the U.S. Treasury bill and government agency market. The anticipation of increasing deficits led to higher yield levels and offered more attractive opportunities to extend the average maturity of the Fund. The Fund also maintained a sizeable percentage in agency floating rate securities, which contributed additional yield without additional maturity risk.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at 1-800-625-4554, or 1-203-703-6002 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 14,157,264,126
Holdings Count | $ / shares	124
Advisory Fees Paid, Amount	$ 19,177,955
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$14,157,264,126
Total Number of Portfolio Holdings (reflects holdings of Government Portfolio)	124
Total Management Fee Paid	$19,177,955

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Western Asset Institutional Government Reserves
Class Name	Institutional Shares
Trading Symbol	INGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Institutional Government Reserves for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares[1]	$16	0.16%
[4],[5]
Expenses Paid, Amount	$ 16	[4]
Expense Ratio, Percent	0.16%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2025, the seven-day current yield for Institutional Shares of the Western Asset Institutional Government Reserves was 4.22% and the seven-day effective yield was 4.31%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund was positively impacted by its focus on the short-term supply/demand dynamics of the U.S. Treasury bill and government agency market. The anticipation of increasing deficits led to higher yield levels and offered more attractive opportunities to extend the average maturity of the Fund. The Fund also maintained a sizeable percentage in agency floating rate securities, which contributed additional yield without additional maturity risk.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at 1-800-625-4554, or 1-203-703-6002 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 14,157,264,126
Holdings Count | $ / shares	124
Advisory Fees Paid, Amount	$ 19,177,955
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$14,157,264,126
Total Number of Portfolio Holdings (reflects holdings of Government Portfolio)	124
Total Management Fee Paid	$19,177,955

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Investor Shares
Shareholder Report [Line Items]
Fund Name	Western Asset Institutional Government Reserves
Class Name	Investor Shares
Trading Symbol	LGRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Institutional Government Reserves for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares[1]	$21	0.21%
[7],[8]
Expenses Paid, Amount	$ 21	[7]
Expense Ratio, Percent	0.21%	[7]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2025, the seven-day current yield for Investor Shares of the Western Asset Institutional Government Reserves was 4.17% and the seven-day effective yield was 4.25%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund was positively impacted by its focus on the short-term supply/demand dynamics of the U.S. Treasury bill and government agency market. The anticipation of increasing deficits led to higher yield levels and offered more attractive opportunities to extend the average maturity of the Fund. The Fund also maintained a sizeable percentage in agency floating rate securities, which contributed additional yield without additional maturity risk.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at 1-800-625-4554, or 1-203-703-6002 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 14,157,264,126
Holdings Count | $ / shares	124
Advisory Fees Paid, Amount	$ 19,177,955
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$14,157,264,126
Total Number of Portfolio Holdings (reflects holdings of Government Portfolio)	124
Total Management Fee Paid	$19,177,955

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]
*	Reflects holdings of Government Portfolio.

[4]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[6]
*	Reflects holdings of Government Portfolio.

[7]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[8]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[9]
*	Reflects holdings of Government Portfolio.